Document and Entity Information	Mar. 31, 2023
Details
Registrant CIK	0001630176
Document Type	S-1/A
Entity Registrant Name	Healthy Extracts Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	47-2594704
Entity Address, Address Line One	7375 Commercial Way
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89011
City Area Code	702
Local Phone Number	463-1004
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false